Per Share Data - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	2,496,724	2,104,640	1,897,979
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	0	0	0